Fair Value Measurement - Schedule of Financial Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Financial liabilities	€ 1,442,991	€ 1,470,039
Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	811,894	876,224
Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	631,097	593,815
FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	141,239	158,568
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	2,741	897
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	1,299,011	1,310,574
Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities	2,741	897
Derivative financial instruments | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Derivative financial instruments | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	2,741	897
Derivative financial instruments | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Derivative financial instruments | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Derivative financial instruments | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	2,741	897
Derivative financial instruments | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	218,132	113,285
Non-current borrowings | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	218,132	113,285
Non-current borrowings | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	218,132	113,285
Current borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	167,963	289,337
Current borrowings | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	167,963	289,337
Current borrowings | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	167,963	289,337
Other non-current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	141,239	136,556
Other non-current financial liabilities | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other non-current financial liabilities | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	141,239	136,466
Other non-current financial liabilities | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	90
Other non-current financial liabilities | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	141,239	136,466
Other non-current financial liabilities | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other non-current financial liabilities | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	0	90
Other current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities		22,102
Other current financial liabilities | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities		0
Other current financial liabilities | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities		22,102
Other current financial liabilities | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities		0
Other current financial liabilities | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities		22,102
Other current financial liabilities | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities		0
Other current financial liabilities | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities		0
Trade payables and customer advances
Disclosure of financial liabilities [line items]
Financial liabilities	281,819	314,137
Trade payables and customer advances | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	281,819	314,137
Trade payables and customer advances | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	281,819	314,137
Lease liabilities – Current/Non-current
Disclosure of financial liabilities [line items]
Financial liabilities	631,097	593,725
Lease liabilities – Current/Non-current | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current/Non-current | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current/Non-current | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	631,097	593,725
Lease liabilities – Current/Non-current | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current/Non-current | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current/Non-current | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	€ 631,097	€ 593,725